CECL (Details 12) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-2	SFr 0	SFr 70
Origination in current year-3	70	2
Origination in current year-4	1	4
Origination 5 years or more	3	0
Total term positions	74	76
Revolving positions	814	934
Other financial assets held at amortized cost, total	888	1,010
Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-2	0	0
Origination in current year-3	0	0
Origination in current year-4	0	0
Origination 5 years or more	0	0
Total term positions	0	0
Revolving positions	0	0
Other financial assets held at amortized cost, total	0	0
Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-2	0	70
Origination in current year-3	70	2
Origination in current year-4	1	4
Origination 5 years or more	3	0
Total term positions	74	76
Revolving positions	814	934
Other financial assets held at amortized cost, total	888	1,010
Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-2	0	0
Origination in current year-3	0	0
Origination in current year-4	0	0
Origination 5 years or more	0	0
Total term positions	0	0
Revolving positions	0	0
Other financial assets held at amortized cost, total	0	0
Bank
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-2	0	70
Origination in current year-3	70	2
Origination in current year-4	1	4
Origination 5 years or more	3	0
Total term positions	74	76
Revolving positions	814	934
Other financial assets held at amortized cost, total	888	1,010
Bank | Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-2	0	0
Origination in current year-3	0	0
Origination in current year-4	0	0
Origination 5 years or more	0	0
Total term positions	0	0
Revolving positions	0	0
Other financial assets held at amortized cost, total	0	0
Bank | Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-2	0	70
Origination in current year-3	70	2
Origination in current year-4	1	4
Origination 5 years or more	3	0
Total term positions	74	76
Revolving positions	814	934
Other financial assets held at amortized cost, total	888	1,010
Bank | Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Origination in current year-2	0	0
Origination in current year-3	0	0
Origination in current year-4	0	0
Origination 5 years or more	0	0
Total term positions	0	0
Revolving positions	0	0
Other financial assets held at amortized cost, total	SFr 0	SFr 0